Equity (Details Narrative)		1 Months Ended	12 Months Ended
	Dec. 07, 2018 USD ($) integer $ / shares shares	Aug. 31, 2018 USD ($) shares	Dec. 31, 2019	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Common stock shares, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock shares, authorized | shares				500
Common stock shares issued | shares				22,354,793	2,354,793
Common stock shares outstanding | shares				22,354,793	2,354,793
Subscription receivable	$ 2,354,793			$ 2,354,793		$ 22,354,793
Variable interest entity registered capital							$ 3,600,000
Variable interest entity paid in capital				4,221,843	$ 4,221,843
Restricted net assets				$ (1,913,165)	$ (1,994,628)
VIE activities description			Each of the PRC Operating Companies is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
United World Holding Group Ltd [Member]
Number of shares issued in transaction | shares	2,354,793	20
Price per share | $ / shares	$ 1.00
Number of shareholders | integer	58
Consideration received per transaction	$ 2,354,793	$ 2,000
RMB [Member]
Variable interest entity registered capital | ¥								¥ 23